Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Leasehold improvement	612,899	393,388
Buildings	163,887	164,436
Furniture	36,179	20,504
Office equipment	40,966	32,388
Vehicles	119	119
Total cost of property and equipment	854,050	610,835
Less: Accumulated depreciation	(247,428)	(225,788)
Impairment loss	(47,684)	(34,595)
Add: Foreign exchange differences	(506)	290
Construction in progress	9,412	238
Total	567,844	350,980

Depreciation expenses for the years ended December 31, 2018, 2019 and 2020 were RMB79,162, RMB108,303 and RMB76,353, respectively.

Loss on disposal for the years ended December 31, 2018, 2019 and 2020 were RMB7,069, RMB30,604 and RMB138,827, respectively.

The Building located in Kaifeng, Henan Province, was pledged for a 2-year RMB9,800 bank loan which was borrowed in July, 2020.